Inventories	12 Months Ended
Dec. 31, 2020
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Inventories

 NOTE 12   INVENTORIES

	2020	2019
Product purchased for resale [1]	3,655	3,592
Finished products	384	524
Intermediate products	227	244
Raw materials	215	205
Materials and supplies	449	410
	4,930	4,975
1 Includes biological assets of $7 (December 31, 2019 – $33) measured at fair value less costs of disposal ("FVLCD").

Inventories expensed to cost of goods sold during the year were $14,347 (2019 – $13,465).